Expense Example - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-RetailComboPRO - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-RetailComboPRO - Fidelity Treasury Money Market Fund - Fidelity Treasury Money Market Fund
Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530